UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

September 30, 2008

1.808782.104

VIPCON-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.3%
Gentex Corp.	2,185,100	$ 31,246,930
Johnson Controls, Inc.	879,500	26,675,235
		57,922,165
Automobiles - 0.2%
Renault SA	203,600	12,970,690
Toyota Motor Corp. sponsored ADR	199,900	17,151,420
		30,122,110
Distributors - 0.3%
Li & Fung Ltd.	22,358,000	54,712,126
Diversified Consumer Services - 0.2%
Hillenbrand, Inc.	72,146	1,454,463
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	415,800	26,710,992
		28,165,455
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	2,529,084	156,044,483
Household Durables - 0.2%
D.R. Horton, Inc.	1,307,200	17,019,744
Harman International Industries, Inc.	411,700	14,026,619
Whirlpool Corp.	171,800	13,622,022
		44,668,385
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	11,000	800,360
Priceline.com, Inc. (a)	81,700	5,590,731
		6,391,091
Leisure Equipment & Products - 0.4%
Nikon Corp. (d)	3,080,000	73,914,017
Media - 2.7%
Ascent Media Corp. (a)	26,100	637,101
Central European Media Enterprises Ltd. Class A (a)	605,700	39,612,780
Comcast Corp. Class A	4,846,700	95,140,721
Liberty Global, Inc. Class A (a)	882,400	26,736,720
News Corp. Class A	3,114,900	37,347,651
Omnicom Group, Inc.	1,210,700	46,684,592
The DIRECTV Group, Inc. (a)	1,029,500	26,942,015
The Walt Disney Co.	1,162,043	35,663,100
The Weinstein Co. II Holdings, LLC Class A-1 (h)	11,499	8,624,250
Time Warner Cable, Inc. (a)	1,892,500	45,798,500
Time Warner, Inc.	7,500,400	98,330,244
Viacom, Inc. Class B (non-vtg.) (a)	1,384,500	34,390,980
		495,908,654
Multiline Retail - 0.5%
Kohl's Corp. (a)	642,500	29,606,400
Target Corp. (d)	1,092,500	53,587,125
		83,193,525

	Shares	Value
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A	193,800	$ 7,645,410
Lowe's Companies, Inc.	3,673,000	87,013,370
MarineMax, Inc. (a)	104,842	758,008
OfficeMax, Inc.	519,600	4,619,244
PetSmart, Inc.	919,100	22,710,961
Ross Stores, Inc.	545,700	20,087,217
Tiffany & Co., Inc.	489,600	17,390,592
TJX Companies, Inc. (d)	2,414,252	73,682,971
Zumiez, Inc. (a)(d)	1,031,020	16,991,210
		250,898,983
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc. (a)	989,500	19,522,835
LVMH Moet Hennessy - Louis Vuitton	469,200	41,178,170
NIKE, Inc. Class B	823,600	55,098,840
Polo Ralph Lauren Corp. Class A	909,574	60,614,011
Ports Design Ltd.	3,909,500	7,160,548
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	243,915	7,746,740
		191,321,144
TOTAL CONSUMER DISCRETIONARY		1,473,262,138
CONSUMER STAPLES - 13.1%
Beverages - 4.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	586,800	29,609,928
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	754,650	16,783,416
Coca-Cola Icecek AS	693,000	5,646,063
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	223,700	12,216,257
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,286,700	27,612,582
Diageo PLC sponsored ADR	496,100	34,161,446
Embotelladora Andina SA sponsored ADR	738,500	10,708,250
Fomento Economico Mexicano SA de CV sponsored ADR	145,600	5,553,184
Heineken NV (Bearer)	226,600	9,100,949
InBev SA	574,317	34,156,680
Molson Coors Brewing Co. Class B	1,032,400	48,264,700
PepsiCo, Inc.	3,339,062	237,974,949
Pernod Ricard SA	344,700	30,354,187
SABMiller PLC	1,560,500	30,470,814
The Coca-Cola Co.	4,720,809	249,636,380
		782,249,785
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	792,900	51,482,997
CVS Caremark Corp.	4,472,900	150,557,814
Kroger Co.	832,800	22,885,344
Safeway, Inc.	1,159,000	27,491,480
Sysco Corp.	851,500	26,251,745
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,082,300	$ 124,708,947
Walgreen Co.	2,089,800	64,700,208
X5 Retail Group NV GDR (a)(f)	404,864	8,562,874
		476,641,409
Food Products - 2.0%
Archer Daniels Midland Co.	1,197,300	26,232,843
Bunge Ltd. (d)	250,700	15,839,226
Cadbury PLC sponsored ADR	100,000	4,094,000
Green Mountain Coffee Roasters, Inc. (a)	659,901	25,960,505
Groupe Danone	411,756	29,196,261
Kraft Foods, Inc. Class A	1,757,600	57,561,400
Lindt & Spruengli AG	200	5,413,678
Marine Harvest ASA (a)(d)	10,742,000	5,359,116
Nestle SA (Reg.)	2,259,123	97,642,420
Perdigao SA (ON)	273,400	5,180,997
Sadia SA ADR (d)	386,500	3,621,505
SLC Agricola SA	731,300	6,150,708
Tyson Foods, Inc. Class A	978,300	11,680,902
Unilever NV (NY Shares)	2,197,500	61,881,600
Viterra, Inc. (a)	589,100	5,628,661
Wimm-Bill-Dann Foods OJSC sponsored ADR	87,100	6,184,100
		367,627,922
Household Products - 3.3%
Colgate-Palmolive Co.	1,121,523	84,506,758
Energizer Holdings, Inc. (a)	95,900	7,724,745
Kimberly-Clark Corp.	1,353,300	87,747,972
Procter & Gamble Co.	6,382,511	444,797,192
		624,776,667
Personal Products - 0.5%
Avon Products, Inc.	2,018,400	83,904,888
Bare Escentuals, Inc. (a)(d)	520,000	5,652,400
Herbalife Ltd.	144,500	5,710,640
		95,267,928
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	1,374,800	85,237,600
Souza Cruz Industria Comerico	572,700	13,550,202
		98,787,802
TOTAL CONSUMER STAPLES		2,445,351,513
ENERGY - 11.5%
Energy Equipment & Services - 4.2%
Atwood Oceanics, Inc. (a)	507,700	18,480,280
BJ Services Co.	813,500	15,562,255
ENSCO International, Inc.	691,200	39,833,856

	Shares	Value
Exterran Holdings, Inc. (a)	440,523	$ 14,079,115
Global Industries Ltd. (a)	2,355,300	16,345,782
Nabors Industries Ltd. (a)	1,977,326	49,274,964
National Oilwell Varco, Inc. (a)	3,753,754	188,551,063
Parker Drilling Co. (a)	2,392,800	19,190,256
Petroleum Geo-Services ASA (a)	3,100,879	40,965,567
Schlumberger Ltd. (NY Shares)	1,136,500	88,749,285
Smith International, Inc.	1,217,000	71,364,880
Transocean, Inc. (a)	383,500	42,123,640
Weatherford International Ltd. (a)	5,779,500	145,296,630
Willbros Group, Inc. (a)	1,131,800	29,992,700
		779,810,273
Oil, Gas & Consumable Fuels - 7.3%
Cabot Oil & Gas Corp.	1,083,373	39,153,100
Canadian Natural Resources Ltd.	2,064,094	141,562,253
Chesapeake Energy Corp.	536,300	19,231,718
Chevron Corp.	1,246,600	102,819,568
Comstock Resources, Inc. (a)	1,510,500	75,600,525
Concho Resources, Inc. (a)	4,148,900	114,551,129
ConocoPhillips	1,274,900	93,386,425
CONSOL Energy, Inc.	45,100	2,069,639
Continental Resources, Inc. (a)	454,200	17,818,266
Denbury Resources, Inc. (a)	3,087,708	58,789,960
Energy Resources of Australia Ltd. (d)	510,627	6,946,554
Hess Corp.	677,600	55,617,408
Nexen, Inc.	227,000	5,267,663
Occidental Petroleum Corp.	302,200	21,289,990
Petrohawk Energy Corp. (a)	8,278,501	179,063,977
Quicksilver Resources, Inc. (a)	1,229,900	24,142,937
Range Resources Corp.	140,000	6,001,800
Reliance Industries Ltd.	440,000	18,550,013
Southwestern Energy Co. (a)	612,000	18,690,480
Suncor Energy, Inc.	304,900	12,603,908
Sunoco, Inc. (d)	1,784,600	63,496,068
Valero Energy Corp.	5,407,667	163,852,310
Williams Companies, Inc.	5,567,600	131,673,740
		1,372,179,431
TOTAL ENERGY		2,151,989,704
FINANCIALS - 14.8%
Capital Markets - 1.8%
BlackRock, Inc. Class A	97,232	18,911,624
Charles Schwab Corp.	6,416,162	166,820,212
Janus Capital Group, Inc.	749,927	18,208,228
Merrill Lynch & Co., Inc.	2,860,442	72,369,183
Morgan Stanley	2,273,200	52,283,600
		328,592,847
Commercial Banks - 4.1%
Bangkok Bank Ltd. PCL (For. Reg.)	16,909,600	51,845,812
HSBC Holdings PLC (Hong Kong) (Reg.)	7,675,600	122,587,755
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. (d)	2,154,921	$ 17,217,819
Mitsubishi UFJ Financial Group, Inc.	12,944,400	112,920,860
National City Corp.	1,000,000	1,750,000
PNC Financial Services Group, Inc.	637,640	47,631,708
Standard Chartered PLC (United Kingdom)	1,172,800	28,859,829
Sumitomo Mitsui Financial Group, Inc.	23,564	147,793,961
Uniao de Bancos Brasileiros SA (Unibanco) GDR	350,000	35,322,000
Wells Fargo & Co.	5,383,700	202,050,261
		767,980,005
Consumer Finance - 0.8%
Capital One Financial Corp. (d)	1,358,242	69,270,342
Discover Financial Services	2,923,093	40,397,145
Promise Co. Ltd. (d)	732,350	14,176,429
SLM Corp. (a)	1,660,208	20,486,967
		144,330,883
Diversified Financial Services - 3.4%
Citigroup, Inc.	8,000,000	164,080,000
JPMorgan Chase & Co.	10,061,398	469,867,287
		633,947,287
Insurance - 3.7%
ACE Ltd.	2,106,600	114,030,258
AFLAC, Inc.	475,718	27,948,433
Berkshire Hathaway, Inc. Class A (a)	452	59,031,200
Marsh & McLennan Companies, Inc.	2,237,800	71,072,528
MetLife, Inc. (d)	3,016,303	168,912,968
PartnerRe Ltd.	504,563	34,355,695
Reinsurance Group of America, Inc. Class B (a)	578,884	27,450,679
Sony Financial Holdings, Inc.	37,475	147,600,448
Unum Group	1,862,900	46,758,790
		697,160,999
Real Estate Investment Trusts - 0.6%
Public Storage	308,200	30,514,882
Vornado Realty Trust	887,450	80,713,578
		111,228,460
Real Estate Management & Development - 0.2%
Brookfield Properties Corp.	710,000	11,246,403
Sun Hung Kai Properties Ltd.	3,260,000	32,860,800
		44,107,203
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,912,500	35,285,625
TOTAL FINANCIALS		2,762,633,309
HEALTH CARE - 13.1%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	452,000	10,780,200

	Shares	Value
Amgen, Inc. (a)	1,600,000	$ 94,832,000
Biogen Idec, Inc. (a)	581,200	29,228,548
Celgene Corp. (a)	379,346	24,005,015
Cephalon, Inc. (a)	200,000	15,498,000
CSL Ltd.	958,328	29,030,603
Genentech, Inc. (a)	525,769	46,625,195
Genzyme Corp. (a)	825,000	66,734,250
Gilead Sciences, Inc. (a)	1,401,906	63,898,875
ImClone Systems, Inc. (a)	100,000	6,244,000
ONYX Pharmaceuticals, Inc. (a)	350,000	12,663,000
United Therapeutics Corp. (a)	55,770	5,865,331
		405,405,017
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	499,883	80,736,103
American Medical Systems Holdings, Inc. (a)	700,500	12,440,880
Baxter International, Inc.	2,283,700	149,879,231
Boston Scientific Corp. (a)	1,375,600	16,878,612
C.R. Bard, Inc.	350,000	33,204,500
Covidien Ltd.	3,362,616	180,774,236
Edwards Lifesciences Corp. (a)	202,300	11,684,848
Gen-Probe, Inc. (a)	221,921	11,772,909
Hospira, Inc. (a)	350,000	13,370,000
Immucor, Inc. (a)	147,912	4,727,268
Mako Surgical Corp. (d)	588,756	4,539,309
Medtronic, Inc.	1,713,100	85,826,310
Stryker Corp.	270,100	16,827,230
		622,661,436
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	250,000	12,320,000
Humana, Inc. (a)	257,726	10,618,311
McKesson Corp.	498,200	26,808,142
Medco Health Solutions, Inc. (a)	2,232,092	100,444,140
Tenet Healthcare Corp. (a)	9,828,570	54,548,564
UnitedHealth Group, Inc.	1,291,111	32,781,308
Universal Health Services, Inc. Class B	800,000	44,824,000
WellPoint, Inc. (a)	350,000	16,369,500
		298,713,965
Health Care Technology - 0.3%
Eclipsys Corp. (a)	600,000	12,570,000
HLTH Corp. (a)	3,692,712	42,207,698
		54,777,698
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)	175,000	9,717,750
Illumina, Inc. (a)	152,400	6,176,772
Pharmaceutical Product Development, Inc.	475,000	19,641,250
QIAGEN NV (a)	2,070,001	40,841,120
Thermo Fisher Scientific, Inc. (a)	400,000	22,000,000
		98,376,892
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.2%
Abbott Laboratories	3,921,317	$ 225,789,433
Allergan, Inc.	1,369,006	70,503,809
Alpharma, Inc. Class A (a)	300,000	11,067,000
Johnson & Johnson	2,271,900	157,397,232
Merck & Co., Inc.	2,726,450	86,046,762
Novo Nordisk AS Series B	494,000	25,604,055
Pfizer, Inc.	9,107,000	167,933,080
Pronova BioPharma ASA	2,000,000	6,609,556
Schering-Plough Corp.	2,614,838	48,296,058
Valeant Pharmaceuticals International (a)(d)	915,300	18,736,191
Wyeth	3,947,500	145,820,650
XenoPort, Inc. (a)	136,202	6,604,435
		970,408,261
TOTAL HEALTH CARE		2,450,343,269
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.9%
General Dynamics Corp.	606,246	44,631,831
Honeywell International, Inc.	2,020,900	83,968,395
Lockheed Martin Corp.	1,908,287	209,281,835
Raytheon Co.	2,556,300	136,787,613
United Technologies Corp.	1,041,500	62,552,490
		537,222,164
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	2,233,601	113,824,307
FedEx Corp.	191,800	15,159,872
United Parcel Service, Inc. Class B	2,180,200	137,112,778
		266,096,957
Building Products - 0.0%
Masco Corp.	120,300	2,158,182
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	2,301,000	135,551,910
Construction & Engineering - 0.7%
Fluor Corp.	479,500	26,708,150
Jacobs Engineering Group, Inc. (a)	738,438	40,104,568
Quanta Services, Inc. (a)(d)	2,020,100	54,562,901
		121,375,619
Electrical Equipment - 2.0%
ABB Ltd. sponsored ADR	1,587,300	30,793,620
Alstom SA	917,400	69,614,530
China High Speed Transmission Equipment Group Co. Ltd.	2,811,000	5,144,787
Q-Cells AG (a)	709,000	59,430,811
SolarWorld AG	515,500	21,690,239
Sunpower Corp.:
Class A (a)	227,000	16,101,110

	Shares	Value
Class B (a)	31,900	$ 2,202,695
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,296,800	118,256,216
Vestas Wind Systems AS (a)	492,100	42,942,770
		366,176,778
Industrial Conglomerates - 0.6%
General Electric Co.	879,200	22,419,600
Siemens AG sponsored ADR	972,900	91,345,581
		113,765,181
Machinery - 2.9%
Caterpillar, Inc.	409,569	24,410,312
Cummins, Inc.	1,284,300	56,149,596
Danaher Corp.	1,954,550	135,645,770
Deere & Co.	1,590,800	78,744,600
Eaton Corp.	1,265,300	71,084,554
Illinois Tool Works, Inc.	910,200	40,458,390
Navistar International Corp. (a)	896,700	48,583,206
Sulzer AG (Reg.)	672,460	71,554,279
Vallourec SA	113,000	24,374,243
		551,004,950
Road & Rail - 0.5%
Union Pacific Corp.	1,239,100	88,174,356
TOTAL INDUSTRIALS		2,181,526,097
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.6%
Ciena Corp. (a)(d)(e)	5,881,358	59,284,089
Cisco Systems, Inc. (a)	2,896,200	65,338,272
Harris Corp.	500,000	23,100,000
Juniper Networks, Inc. (a)	13,223,200	278,612,824
Sycamore Networks, Inc. (a)(e)	20,006,456	64,620,853
ZTE Corp. (H Shares) (a)	800,000	3,030,317
		493,986,355
Computers & Peripherals - 2.7%
Apple, Inc. (a)	3,635,000	413,154,100
SanDisk Corp. (a)	4,789,500	93,634,725
		506,788,825
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,926,500	10,455,858
Itron, Inc. (a)	305,200	27,019,356
		37,475,214
Internet Software & Services - 1.1%
eBay, Inc. (a)	4,629,700	103,612,686
Google, Inc. Class A (sub. vtg.) (a)	155,403	62,242,010
VistaPrint Ltd. (a)	1,056,040	34,680,354
		200,535,050
IT Services - 0.6%
Visa, Inc.	1,869,300	114,756,327
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	7,595,000	$ 114,912,350
Applied Micro Circuits Corp. (a)	496,784	2,970,768
ASML Holding NV (NY Shares)	5,115,000	90,075,150
Brooks Automation, Inc. (a)	1,966,118	16,436,746
Cirrus Logic, Inc. (a)	2,802,215	15,272,072
Cymer, Inc. (a)	33,748	854,837
Eagle Test Systems, Inc. (a)(e)	2,173,292	33,273,101
Globe Specialty Metals, Inc. (Reg. S) (a)	1,806,925	33,428,113
KLA-Tencor Corp.	947,000	29,972,550
Lam Research Corp. (a)	3,092,145	97,371,646
Linear Technology Corp.	604,540	18,535,196
Mattson Technology, Inc. (a)	2,217,430	10,488,444
MEMC Electronic Materials, Inc. (a)	116,400	3,289,464
Micron Technology, Inc. (a)	14,780,002	59,859,008
Novellus Systems, Inc. (a)	4,509,243	88,561,533
Photronics, Inc. (a)(e)	2,181,261	4,100,771
Teradyne, Inc. (a)	1,577,162	12,317,635
Tokyo Electron Ltd.	1,155,000	52,284,869
Verigy Ltd. (a)	1,350,000	21,978,000
		705,982,253
Software - 4.6%
Activision Blizzard, Inc. (a)	850,000	13,115,500
Microsoft Corp.	26,874,200	717,272,391
Nintendo Co. Ltd.	220,000	93,403,196
Oracle Corp. (a)	460,000	9,342,600
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,268,400	28,462,896
		861,596,583
TOTAL INFORMATION TECHNOLOGY		2,921,120,607
MATERIALS - 3.1%
Chemicals - 1.6%
Albemarle Corp.	680,300	20,980,452
CF Industries Holdings, Inc.	69,300	6,338,178
E.I. du Pont de Nemours & Co.	381,200	15,362,360
Ecolab, Inc.	778,861	37,790,336
FMC Corp.	508,800	26,147,232
Monsanto Co.	1,447,335	143,257,218
Potash Corp. of Saskatchewan, Inc.	62,300	8,224,223
Praxair, Inc.	247,232	17,736,424
Solutia, Inc. (a)	998,800	13,983,200
The Mosaic Co.	181,500	12,345,630
		302,165,253
Containers & Packaging - 0.5%
Ball Corp.	47,900	1,891,571
Crown Holdings, Inc. (a)	385,800	8,568,618
Owens-Illinois, Inc. (a)	398,800	11,724,720

	Shares	Value
Rock-Tenn Co. Class A	575,300	$ 23,000,494
Temple-Inland, Inc.	2,503,800	38,207,988
		83,393,391
Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd.	398,700	21,762,937
AK Steel Holding Corp. (d)	1,147,100	29,732,832
Alcoa, Inc.	555,600	12,545,448
Barrick Gold Corp.	363,900	13,323,171
Century Aluminum Co. (a)	835,000	23,121,150
Freeport-McMoRan Copper & Gold, Inc. Class B	831,500	47,270,775
Goldcorp, Inc.	600,600	18,885,834
Newmont Mining Corp.	69,700	2,701,572
Nucor Corp.	337,600	13,335,200
United States Steel Corp.	60,000	4,656,600
		187,335,519
TOTAL MATERIALS		572,894,163
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	11,283,416	315,032,975
Level 3 Communications, Inc. (a)	4,549,500	12,283,650
Qwest Communications International, Inc.	4,236,600	13,684,218
tw telecom, inc. (a)	1,575,756	16,372,105
Verizon Communications, Inc.	5,112,600	164,063,334
		521,436,282
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	904,800	32,545,656
Clearwire Corp. (a)(d)	4,630,492	55,010,245
		87,555,901
TOTAL TELECOMMUNICATION SERVICES		608,992,183
UTILITIES - 3.8%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	888,100	32,655,437
American Electric Power Co., Inc.	979,900	36,285,697
Duke Energy Corp.	2,522,700	43,970,661
Entergy Corp.	807,300	71,857,773
Exelon Corp.	1,355,100	84,856,362
FirstEnergy Corp.	533,600	35,745,864
FPL Group, Inc.	383,037	19,266,761
Northeast Utilities	146,300	3,752,595
Pepco Holdings, Inc.	91,600	2,098,556
PPL Corp.	1,663,900	61,597,578
Progress Energy, Inc.	454,168	19,588,266
Westar Energy, Inc.	517,000	11,911,680
		423,587,230
Gas Utilities - 0.1%
Questar Corp.	321,500	13,155,780
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
Clipper Windpower PLC (a)	1,425,263	$ 8,605,262
Constellation Energy Group, Inc.	510,016	12,393,389
Dynegy, Inc. Class A (a)	667,725	2,390,456
NRG Energy, Inc. (a)	2,266,000	56,083,500
Reliant Energy, Inc. (a)	179,200	1,317,120
		80,789,727
Multi-Utilities - 1.1%
Dominion Resources, Inc.	1,146,000	49,025,880
Public Service Enterprise Group, Inc.	1,003,460	32,903,453
Puget Energy, Inc.	270,100	7,211,670
Sempra Energy	1,523,800	76,906,186
TECO Energy, Inc.	895,800	14,090,934
Xcel Energy, Inc.	1,057,800	21,145,422
		201,283,545
TOTAL UTILITIES		718,816,282
TOTAL COMMON STOCKS (Cost $20,534,728,780)		18,286,929,265
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.4%
Commercial Banks - 0.4%
Huntington Bancshares, Inc. 8.50%	52,000	39,935,480
Wachovia Corp. 7.50%	90,000	34,650,000
		74,585,480
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	165,500	4,819,360
TOTAL FINANCIALS		79,404,840
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Fluidigm Corp.	1,378,965	5,515,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,791,403)		84,920,700
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.36% to 1.68% 10/16/08 to 12/4/08 (g) (Cost $5,687,972)	$ 5,700,000	5,696,298
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	272,079,627	$ 272,079,627
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	264,211,255	264,211,255
TOTAL MONEY MARKET FUNDS (Cost $536,290,882)		536,290,882
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $21,185,499,037)	18,913,837,145
NET OTHER ASSETS - (1.2)%	(231,314,147)
NET ASSETS - 100%	$ 18,682,522,998
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
565 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 32,979,050	$ (818,589)
The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 8,562,874 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,696,298.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,624,250 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,181,643
Fidelity Securities Lending Cash Central Fund	7,177,247
Total	$ 18,358,890
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 80,149,836	$ 110,673,120	$ 34,633,555	$ -	$ 59,284,089
Cirrus Logic, Inc.	22,700,679	40,806,672	55,175,922	-	-
Eagle Test Systems, Inc.	-	45,011,356	10,287,842	-	33,273,101
Photronics, Inc.	-	6,912,858	-	-	4,100,771
Sycamore Networks, Inc.	21,666,920	50,153,926	-	-	64,620,853
Total	$ 124,517,435	$ 253,557,932	$ 100,097,319	$ -	$ 161,278,814
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,913,837,145	$ 17,134,082,838	$ 1,765,614,197	$ 14,140,110
Other Financial Instruments*	$ (818,589)	$ (818,589)	$ -	$ -
*Other financial instruments include Futures Contracts
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,014,860
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,874,750)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 14,140,110

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,389,369,029. Net unrealized depreciation aggregated $2,475,531,884, of which $1,150,175,530 related to appreciated investment securities and $3,625,707,414 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2008

1.837324.102

VDSC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.2%
ATC Technology Corp. (a)	5,923	$ 140,612
Cooper Tire & Rubber Co.	1,756	15,102
Drew Industries, Inc. (a)(d)	5,277	90,289
Fuel Systems Solutions, Inc. (a)	1,564	53,880
Lear Corp. (a)	2,155	22,628
Stoneridge, Inc. (a)	9,500	106,875
Superior Industries International, Inc.	977	18,719
		448,105
Diversified Consumer Services - 1.4%
American Public Education, Inc. (d)	2,082	100,519
DeVry, Inc.	2,411	119,441
Jackson Hewitt Tax Service, Inc.	1,838	28,195
Sotheby's Class A (ltd. vtg.) (d)	3,892	78,074
Stewart Enterprises, Inc. Class A	11,153	87,663
Strayer Education, Inc.	670	134,174
		548,066
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	5,210	157,759
Bob Evans Farms, Inc.	5,707	155,744
Buffalo Wild Wings, Inc. (a)(d)	3,460	139,230
Denny's Corp. (a)	51,105	131,851
Jack in the Box, Inc. (a)	1,986	41,905
Papa John's International, Inc. (a)	6,923	188,029
Speedway Motorsports, Inc.	1,293	25,188
		839,706
Household Durables - 0.5%
Furniture Brands International, Inc.	7,501	78,911
Tupperware Brands Corp.	2,611	72,142
Universal Electronics, Inc. (a)	2,278	56,904
		207,957
Internet & Catalog Retail - 0.6%
Netflix, Inc. (a)(d)	5,546	171,260
NutriSystem, Inc. (d)	3,503	62,073
		233,333
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	1,472	66,961
Media - 1.3%
Belo Corp. Series A	12,247	72,992
Cox Radio, Inc. Class A (a)(d)	6,403	67,616
Interactive Data Corp.	6,157	155,280
LIN TV Corp. Class A (a)	13,271	68,478
Marvel Entertainment, Inc. (a)	2,499	85,316
Sinclair Broadcast Group, Inc. Class A	11,371	57,310
		506,992
Specialty Retail - 2.9%
Aeropostale, Inc. (a)	6,279	201,619
Christopher & Banks Corp.	2,824	21,660
Dress Barn, Inc. (a)	6,084	93,024
Finish Line, Inc. Class A	11,176	111,648

	Shares	Value
Genesco, Inc. (a)	5,878	$ 196,795
Gymboree Corp. (a)	3,746	132,983
Jo-Ann Stores, Inc. (a)	4,361	91,494
Midas, Inc. (a)	3,247	44,679
The Buckle, Inc.	1,025	56,929
Wet Seal, Inc. Class A (a)	40,423	146,735
		1,097,566
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	899	93,568
Fossil, Inc. (a)	3,836	108,290
Lululemon Athletica, Inc. (a)(d)	737	16,973
Maidenform Brands, Inc. (a)	4,432	64,308
Perry Ellis International, Inc. (a)	5,675	84,614
Quiksilver, Inc. (a)	11,000	63,140
		430,893
TOTAL CONSUMER DISCRETIONARY		4,379,579
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.	8,003	241,451
Longs Drug Stores Corp.	3,179	240,460
Nash-Finch Co. (d)	3,805	164,072
		645,983
Food Products - 1.6%
Darling International, Inc. (a)	7,038	78,192
Flowers Foods, Inc.	7,890	231,650
Ralcorp Holdings, Inc. (a)	3,989	268,898
TreeHouse Foods, Inc. (a)	1,807	53,668
		632,408
Personal Products - 0.7%
Chattem, Inc. (a)(d)	2,203	172,231
Prestige Brands Holdings, Inc. (a)	9,131	81,083
		253,314
TOTAL CONSUMER STAPLES		1,531,705
ENERGY - 5.8%
Energy Equipment & Services - 1.9%
Complete Production Services, Inc. (a)	3,450	69,449
Grey Wolf, Inc. (a)	25,848	201,097
Gulfmark Offshore, Inc. (a)	3,300	148,104
IHS, Inc. Class A (a)	712	33,920
Newpark Resources, Inc. (a)	7,888	57,582
Oil States International, Inc. (a)	1,200	42,420
T-3 Energy Services, Inc. (a)	1,386	51,448
Trico Marine Services, Inc. (a)(d)	2,382	40,685
Willbros Group, Inc. (a)	2,545	67,443
		712,148
Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corp. (a)	5,502	14,360
Berry Petroleum Co. Class A	3,750	145,238
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Callon Petroleum Co. (a)	2,960	$ 53,369
Concho Resources, Inc. (a)	5,950	164,280
Endeavor International Corp. (a)	52,920	69,854
Gasco Energy, Inc. (a)	15,077	27,440
Gran Tierra Energy, Inc. (a)(d)	9,669	35,872
Mariner Energy, Inc. (a)	2,882	59,081
McMoRan Exploration Co. (a)(d)	7,145	168,908
Nordic American Tanker Shipping Ltd. (d)	6,007	192,584
Penn Virginia Corp.	1,870	99,933
Stone Energy Corp. (a)	4,132	174,908
Swift Energy Co. (a)	2,955	114,329
Teekay Tankers Ltd.	8,102	137,167
Whiting Petroleum Corp. (a)	550	39,193
		1,496,516
TOTAL ENERGY		2,208,664
FINANCIALS - 21.5%
Capital Markets - 2.2%
Apollo Investment Corp. (d)	1,129	19,249
BlackRock Kelso Capital Corp.	7,210	83,131
Hercules Technology Growth Capital, Inc.	7,533	73,070
Knight Capital Group, Inc. Class A (a)	7,721	114,734
MCG Capital Corp.	2,761	7,234
MVC Capital, Inc.	6,050	92,263
optionsXpress Holdings, Inc.	6,225	120,890
Patriot Capital Funding, Inc.	1,816	11,568
PennantPark Investment Corp.	6,748	50,003
Penson Worldwide, Inc. (a)	5,998	83,192
Prospect Capital Corp. (d)	12,409	158,959
Waddell & Reed Financial, Inc. Class A	1,676	41,481
		855,774
Commercial Banks - 7.6%
City Bank Lynnwood, Washington	576	8,986
Columbia Banking Systems, Inc.	4,744	84,111
Community Bank System, Inc.	7,320	184,098
Community Trust Bancorp, Inc.	441	15,170
First Bancorp, Puerto Rico	11,072	122,456
First Financial Bancorp, Ohio	4,072	59,451
First Financial Bankshares, Inc.	2,485	128,922
Glacier Bancorp, Inc.	8,620	213,517
Green Bankshares, Inc. (d)	2,018	47,443
Home Bancshares, Inc.	5,271	136,361
Lakeland Financial Corp.	2,881	63,267
MainSource Financial Group, Inc.	3,073	60,231
National Penn Bancshares, Inc. (d)	11,703	170,864
Old Second Bancorp, Inc. (d)	5,450	100,934
Oriental Financial Group, Inc.	8,521	152,185
Pacific Capital Bancorp (d)	8,911	181,339

	Shares	Value
Pennsylvania Communication Bancorp, Inc. (a)(d)	1,700	$ 50,677
Renasant Corp.	3,633	78,872
S&T Bancorp, Inc.	6,004	221,127
Sandy Spring Bancorp, Inc. (d)	2,625	58,013
Santander Bancorp (d)	9,225	99,630
Smithtown Bancorp, Inc.	2,947	66,308
Suffolk Bancorp	3,410	134,388
SVB Financial Group (a)	1,800	104,256
Tompkins Financial Corp.	1,500	75,750
UMB Financial Corp.	2,300	120,796
Virginia Commerce Bancorp, Inc.	6,431	40,194
WesBanco, Inc.	4,385	116,729
		2,896,075
Consumer Finance - 0.2%
Dollar Financial Corp. (a)	2,681	41,261
EZCORP, Inc. (non-vtg.) Class A (a)	2,300	43,240
		84,501
Diversified Financial Services - 0.3%
Encore Capital Group, Inc. (a)(d)	7,618	104,367
Insurance - 3.6%
Amerisafe, Inc. (a)	9,167	166,839
Aspen Insurance Holdings Ltd.	3,464	95,260
Assured Guaranty Ltd. (d)	6,455	104,958
Darwin Professional Underwriters, Inc. (a)	5,065	157,572
FBL Financial Group, Inc. Class A	1,983	55,306
Harleysville Group, Inc.	2,459	92,950
IPC Holdings Ltd.	2,587	78,153
Maiden Holdings Ltd. (d)	11,421	49,681
Max Capital Group Ltd.	1,500	34,845
Navigators Group, Inc. (a)	2,312	134,096
Platinum Underwriters Holdings Ltd.	2,927	103,850
RLI Corp.	3,095	192,169
SeaBright Insurance Holdings, Inc. (a)	8,000	104,000
		1,369,679
Real Estate Investment Trusts - 5.9%
Alexandria Real Estate Equities, Inc.	425	47,813
Ashford Hospitality Trust, Inc.	15,212	61,609
BioMed Realty Trust, Inc.	6,614	174,940
Capstead Mortgage Corp.	8,515	93,239
Digital Realty Trust, Inc.	1,845	87,176
Extra Space Storage, Inc.	9,155	140,621
First Industrial Realty Trust, Inc.	200	5,736
Highwoods Properties, Inc. (SBI)	4,824	171,541
Home Properties, Inc. (d)	320	18,544
LaSalle Hotel Properties (SBI)	4,487	104,637
Lexington Corporate Properties Trust	11,033	189,988
Mission West Properties, Inc.	2,117	20,620
National Retail Properties, Inc.	7,584	181,637
Nationwide Health Properties, Inc.	2,286	82,250
NorthStar Realty Finance Corp.	21,518	166,765
Omega Healthcare Investors, Inc.	8,964	176,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Parkway Properties, Inc.	1,780	$ 67,391
Pennsylvania Real Estate Investment Trust (SBI)	3,934	74,156
PS Business Parks, Inc.	1,558	89,741
Realty Income Corp.	4,414	112,998
Senior Housing Properties Trust (SBI)	1,761	41,965
Sunstone Hotel Investors, Inc.	11,975	161,663
		2,271,262
Thrifts & Mortgage Finance - 1.7%
First Niagara Financial Group, Inc.	7,850	123,638
Flushing Financial Corp.	980	17,150
Northwest Bancorp, Inc.	2,750	75,735
Ocwen Financial Corp. (a)	22,616	182,059
Provident Financial Services, Inc.	7,887	130,214
United Financial Bancorp, Inc.	2,949	43,793
WSFS Financial Corp.	1,200	72,000
		644,589
TOTAL FINANCIALS		8,226,247
HEALTH CARE - 14.0%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	678	26,645
Alnylam Pharmaceuticals, Inc. (a)(d)	6,735	194,978
ARIAD Pharmaceuticals, Inc. (a)	21,335	52,697
Cubist Pharmaceuticals, Inc. (a)	4,517	100,413
GTx, Inc. (a)(d)	2,373	45,134
Isis Pharmaceuticals, Inc. (a)	9,452	159,644
Martek Biosciences (a)	3,254	102,241
Medarex, Inc. (a)	8,900	57,583
Momenta Pharmaceuticals, Inc. (a)	4,429	58,064
ONYX Pharmaceuticals, Inc. (a)	757	27,388
OSI Pharmaceuticals, Inc. (a)	4,242	209,088
Regeneron Pharmaceuticals, Inc. (a)	3,429	74,855
Seattle Genetics, Inc. (a)	3,500	37,450
Synta Pharmaceuticals Corp. (a)(d)	8,224	62,667
Targacept, Inc. (a)	3,150	18,302
Theravance, Inc. (a)	1,800	22,428
		1,249,577
Health Care Equipment & Supplies - 3.7%
American Medical Systems Holdings, Inc. (a)	7,344	130,429
Cardiac Science Corp. (a)	5,861	60,720
CONMED Corp. (a)	2,427	77,664
Cryolife, Inc. (a)	11,470	150,486
Invacare Corp.	5,350	129,149
Masimo Corp. (a)	5,088	189,274
Meridian Bioscience, Inc.	4,957	143,951
Merit Medical Systems, Inc. (a)	7,179	134,750
Quidel Corp. (a)	7,451	122,271

	Shares	Value
Somanetics Corp. (a)	5,507	$ 120,438
Steris Corp.	4,718	177,302
		1,436,434
Health Care Providers & Services - 4.6%
Amedisys, Inc. (a)	1,765	85,903
AMERIGROUP Corp. (a)	1,971	49,748
AMN Healthcare Services, Inc. (a)	10,581	185,908
AmSurg Corp. (a)	3,713	94,570
Apria Healthcare Group, Inc. (a)	2,860	52,166
Centene Corp. (a)	4,250	87,168
Chemed Corp.	3,236	132,870
Cross Country Healthcare, Inc. (a)	4,736	77,149
Hanger Orthopedic Group, Inc. (a)	3,844	67,078
HealthSouth Corp. (a)	9,677	178,347
Magellan Health Services, Inc. (a)	1,686	69,227
Medcath Corp. (a)	1,514	27,131
Molina Healthcare, Inc. (a)	5,357	166,067
NightHawk Radiology Holdings, Inc. (a)	6,700	48,374
Owens & Minor, Inc.	5,130	248,805
PharMerica Corp. (a)	6,500	146,185
RehabCare Group, Inc. (a)	2,526	45,721
		1,762,417
Life Sciences Tools & Services - 0.8%
Albany Molecular Research, Inc. (a)	2,190	39,617
Bio-Rad Laboratories, Inc. Class A (a)	678	67,203
Dionex Corp. (a)	1,526	96,977
eResearchTechnology, Inc. (a)	7,230	86,109
Kendle International, Inc. (a)	790	35,321
		325,227
Pharmaceuticals - 1.6%
Adolor Corp. (a)	7,772	26,813
DepoMed, Inc. (a)	13,283	48,483
Medicines Co. (a)	5,000	116,100
Medicis Pharmaceutical Corp. Class A	5,074	75,653
Noven Pharmaceuticals, Inc. (a)	5,123	59,837
Pain Therapeutics, Inc. (a)(d)	7,000	68,390
Sciele Pharma, Inc.	3,630	111,768
ViroPharma, Inc. (a)	6,494	85,201
XenoPort, Inc. (a)	200	9,698
		601,943
TOTAL HEALTH CARE		5,375,598
INDUSTRIALS - 16.5%
Aerospace & Defense - 2.1%
Ceradyne, Inc. (a)	1,017	37,283
Cubic Corp.	4,769	117,270
Curtiss-Wright Corp.	769	34,951
Esterline Technologies Corp. (a)	4,550	180,135
Hexcel Corp. (a)	4,000	54,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	3,594	$ 205,433
TransDigm Group, Inc. (a)	5,384	184,294
		814,126
Air Freight & Logistics - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	1,500	60,465
Hub Group, Inc. Class A (a)	4,945	186,179
Pacer International, Inc.	5,240	86,303
		332,947
Airlines - 0.2%
SkyWest, Inc.	5,677	90,718
Building Products - 0.7%
Gibraltar Industries, Inc.	7,671	143,524
Insteel Industries, Inc.	9,956	135,302
		278,826
Commercial Services & Supplies - 1.2%
Cenveo, Inc. (a)	16,638	127,946
Comfort Systems USA, Inc.	10,693	142,858
Deluxe Corp.	5,757	82,843
Knoll, Inc.	6,073	91,824
Waste Connections, Inc. (a)	761	26,102
		471,573
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	7,199	189,478
MasTec, Inc. (a)	10,118	134,468
Perini Corp. (a)	4,017	103,598
		427,544
Electrical Equipment - 2.7%
Acuity Brands, Inc.	2,190	91,454
Belden, Inc.	3,062	97,341
Brady Corp. Class A	5,180	182,750
Encore Wire Corp.	2,549	46,162
GrafTech International Ltd. (a)	10,998	166,180
II-VI, Inc. (a)	4,363	168,674
Regal-Beloit Corp.	2,001	85,083
Woodward Governor Co.	5,497	193,879
		1,031,523
Machinery - 3.6%
Actuant Corp. Class A	4,173	105,327
CIRCOR International, Inc.	3,452	149,920
Columbus McKinnon Corp. (NY Shares) (a)	5,260	123,978
Gorman-Rupp Co.	772	29,120
Graham Corp.	799	43,226
Middleby Corp. (a)(d)	1,360	73,862
Nordson Corp.	2,531	124,297
Robbins & Myers, Inc.	5,680	175,682
TriMas Corp. (a)	6,788	44,529
Valmont Industries, Inc.	840	69,460

	Shares	Value
Wabtec Corp.	4,623	$ 236,836
Watts Water Technologies, Inc. Class A	4,509	123,321
Xerium Technologies, Inc.	10,764	69,320
		1,368,878
Professional Services - 2.3%
Administaff, Inc.	1,404	38,217
Comsys IT Partners, Inc. (a)	4,748	46,151
CoStar Group, Inc. (a)	2,083	94,547
Heidrick & Struggles International, Inc.	2,397	72,270
Korn/Ferry International (a)	2,264	40,344
MPS Group, Inc. (a)	11,025	111,132
Navigant Consulting, Inc. (a)	6,494	129,166
On Assignment, Inc. (a)	17,650	139,082
Watson Wyatt Worldwide, Inc. Class A	3,776	187,780
		858,689
Road & Rail - 0.7%
Arkansas Best Corp.	3,515	118,420
Werner Enterprises, Inc. (d)	6,561	142,439
		260,859
Trading Companies & Distributors - 1.0%
Applied Industrial Technologies, Inc.	6,949	187,137
Beacon Roofing Supply, Inc. (a)(d)	11,988	187,253
		374,390
TOTAL INDUSTRIALS		6,310,073
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.1%
3Com Corp. (a)	75,608	176,167
Adtran, Inc.	6,180	120,448
BigBand Networks, Inc. (a)	21,060	77,711
Blue Coat Systems, Inc. (a)	5,741	81,465
Emulex Corp. (a)	10,894	116,239
Foundry Networks, Inc. (a)	8,076	147,064
Infinera Corp. (a)	3,819	36,510
NETGEAR, Inc. (a)	2,161	32,415
Polycom, Inc. (a)	6,066	140,307
Powerwave Technologies, Inc. (a)	17,551	69,502
Tekelec (a)	12,034	168,356
ViaSat, Inc. (a)	1,100	25,938
		1,192,122
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	7,102	98,931
Intevac, Inc. (a)	2,045	21,759
Isilon Systems, Inc. (a)	9,930	43,791
Novatel Wireless, Inc. (a)	10,508	63,678
Rackable Systems, Inc. (a)(d)	11,007	107,979
		336,138
Electronic Equipment & Components - 1.9%
Anixter International, Inc. (a)	2,292	136,397
Checkpoint Systems, Inc. (a)	5,185	97,582
CTS Corp.	8,845	113,039
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Insight Enterprises, Inc. (a)	8,715	$ 116,868
Mercury Computer Systems, Inc. (a)	6,628	58,989
Sanmina-SCI Corp. (a)	50,562	70,787
Technitrol, Inc.	4,677	69,173
TTM Technologies, Inc. (a)	5,077	50,364
		713,199
Internet Software & Services - 2.4%
Chordiant Software, Inc. (a)	8,948	45,903
EarthLink, Inc. (a)	18,946	161,041
Greenfield Online, Inc. (a)	9,946	173,060
InfoSpace, Inc.	11,332	122,952
Interwoven, Inc. (a)	6,635	93,686
j2 Global Communications, Inc. (a)	959	22,393
LoopNet, Inc. (a)	8,976	88,234
NIC, Inc.	2,321	16,015
SonicWALL, Inc. (a)	6,903	36,172
United Online, Inc.	13,776	129,632
Vignette Corp. (a)	4,944	53,099
		942,187
IT Services - 1.3%
Acxiom Corp.	11,272	141,351
CSG Systems International, Inc. (a)	2,835	49,698
Global Cash Access Holdings, Inc. (a)	2,730	13,814
Maximus, Inc.	2,560	94,310
SAIC, Inc. (a)	6,737	136,290
Sapient Corp. (a)	7,526	55,918
		491,381
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc. (a)	2,737	37,442
Amkor Technology, Inc. (a)	16,695	106,347
Applied Micro Circuits Corp. (a)	9,460	56,571
Atheros Communications, Inc. (a)	6,082	143,414
MKS Instruments, Inc. (a)	5,128	102,098
ON Semiconductor Corp. (a)	10,049	67,931
PMC-Sierra, Inc. (a)	7,613	56,488
Silicon Image, Inc. (a)	19,774	105,593
Skyworks Solutions, Inc. (a)	18,575	155,287
TriQuint Semiconductor, Inc. (a)	27,542	131,926
Ultratech, Inc. (a)	3,621	43,814
Veeco Instruments, Inc. (a)	9,234	136,756
		1,143,667
Software - 3.8%
Ansys, Inc. (a)	1,906	72,180
Jack Henry & Associates, Inc.	6,227	126,595
JDA Software Group, Inc. (a)	7,197	109,466
Macrovision Solutions Corp. (a)	940	14,457
Manhattan Associates, Inc. (a)	4,602	102,809
MICROS Systems, Inc. (a)	2,394	63,824
MicroStrategy, Inc. Class A (a)	788	46,910

	Shares	Value
Net 1 UEPS Technologies, Inc. (a)	2,312	$ 51,627
Parametric Technology Corp. (a)	7,400	136,160
Quest Software, Inc. (a)	3,833	48,641
Secure Computing Corp. (a)	5,502	30,151
Solera Holdings, Inc. (a)	7,371	211,695
SPSS, Inc. (a)	5,133	150,705
Sybase, Inc. (a)	7,014	214,769
TIBCO Software, Inc. (a)	4,073	29,814
Vasco Data Security International, Inc. (a)	6,215	64,387
		1,474,190
TOTAL INFORMATION TECHNOLOGY		6,292,884
MATERIALS - 3.9%
Chemicals - 1.2%
H.B. Fuller Co.	6,202	129,436
Hercules, Inc.	5,026	99,465
Innophos Holdings, Inc.	4,777	116,463
Innospec, Inc.	4,442	53,571
PolyOne Corp. (a)	7,204	46,466
W.R. Grace & Co. (a)	1,000	15,120
		460,521
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	4,202	167,996
Silgan Holdings, Inc.	3,923	200,426
		368,422
Metals & Mining - 1.0%
Compass Minerals International, Inc.	2,835	148,526
Universal Stainless & Alloy Products, Inc. (a)	3,675	93,896
Worthington Industries, Inc. (d)	9,756	145,755
		388,177
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. (a)	14,471	118,517
Glatfelter	11,026	149,292
Mercer International, Inc. (SBI) (a)(d)	5,088	18,622
		286,431
TOTAL MATERIALS		1,503,551
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
Cincinnati Bell, Inc. (a)	52,394	161,897
Consolidated Communications Holdings, Inc.	5,784	87,223
Iowa Telecommunication Services, Inc.	9,892	184,783
NTELOS Holdings Corp.	7,319	196,808
		630,711
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc. (a)	8,956	$ 148,759
USA Mobility, Inc.	4,674	51,414
		200,173
TOTAL TELECOMMUNICATION SERVICES		830,884
UTILITIES - 2.8%
Electric Utilities - 1.0%
Central Vermont Public Service Corp.	1,500	35,160
El Paso Electric Co. (a)	7,826	164,346
Portland General Electric Co.	6,678	158,001
Westar Energy, Inc.	1,220	28,109
		385,616
Gas Utilities - 1.0%
New Jersey Resources Corp.	1,818	65,248
Northwest Natural Gas Co.	2,325	120,900
Southwest Gas Corp.	1,335	40,397
WGL Holdings, Inc.	4,365	141,644
		368,189
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,064	64,128
Multi-Utilities - 0.3%
Avista Corp.	4,717	102,406
Water Utilities - 0.3%
American States Water Co.	3,580	137,830
TOTAL UTILITIES		1,058,169
TOTAL COMMON STOCKS (Cost $40,226,178)		37,717,354
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.77% 12/26/08 (e) (Cost $24,953)	$ 25,000	24,960
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	156,688	$ 156,688
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	3,156,466	3,156,466
TOTAL MONEY MARKET FUNDS (Cost $3,313,154)		3,313,154
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $43,564,285)	41,055,468
NET OTHER ASSETS - (7.2)%	(2,759,776)
NET ASSETS - 100%	$ 38,295,692
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 Russell 2000 Index Contracts	Dec. 2008	$ 339,400	$ (802)

The face value of futures purchased as a percentage of net assets - 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,960.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,716
Fidelity Securities Lending Cash Central Fund	55,572
Total	$ 71,288
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 41,055,468	$ 41,030,508	$ 24,960	$ -
Other Financial Instruments*	$ (802)	$ (802)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $43,603,566. Net unrealized depreciation aggregated $2,548,098, of which $2,872,910 related to appreciated investment securities and $5,421,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Index 500 Portfolio

September 30, 2008

1.808790.104

VIPIDX-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Johnson Controls, Inc.	127,633	$ 3,871,109
The Goodyear Tire & Rubber Co. (a)	51,833	793,563
		4,664,672
Automobiles - 0.2%
Ford Motor Co. (a)(d)	486,081	2,527,621
General Motors Corp. (d)	121,698	1,150,046
Harley-Davidson, Inc.	50,583	1,886,746
		5,564,413
Distributors - 0.1%
Genuine Parts Co.	34,780	1,398,504
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	22,828	1,353,700
H&R Block, Inc.	70,523	1,604,398
		2,958,098
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	93,923	3,320,178
Darden Restaurants, Inc.	30,189	864,311
International Game Technology	66,548	1,143,295
Marriott International, Inc. Class A	63,520	1,657,237
McDonald's Corp.	241,752	14,916,098
Starbucks Corp. (a)	157,044	2,335,244
Starwood Hotels & Resorts Worldwide, Inc.	40,134	1,129,371
Wyndham Worldwide Corp.	38,148	599,305
Yum! Brands, Inc.	100,753	3,285,555
		29,250,594
Household Durables - 0.5%
Black & Decker Corp.	12,890	783,068
Centex Corp.	26,562	430,304
D.R. Horton, Inc.	59,208	770,888
Fortune Brands, Inc.	32,225	1,848,426
Harman International Industries, Inc.	12,581	428,635
KB Home (d)	16,179	318,403
Leggett & Platt, Inc.	34,552	752,888
Lennar Corp. Class A (d)	30,384	461,533
Newell Rubbermaid, Inc.	59,564	1,028,075
Pulte Homes, Inc.	45,925	641,572
Snap-On, Inc.	12,347	650,193
The Stanley Works	16,890	704,989
Whirlpool Corp.	16,001	1,268,719
		10,087,693
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	68,664	4,995,993
Expedia, Inc. (a)	44,979	679,633
		5,675,626
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	61,948	952,760

	Shares	Value
Hasbro, Inc.	26,989	$ 937,058
Mattel, Inc.	77,495	1,398,010
		3,287,828
Media - 2.6%
CBS Corp. Class B	146,151	2,130,882
Comcast Corp. Class A	627,267	12,313,251
Gannett Co., Inc.	49,034	829,165
Interpublic Group of Companies, Inc. (a)	102,418	793,740
McGraw-Hill Companies, Inc.	68,269	2,157,983
Meredith Corp. (d)	7,781	218,179
News Corp. Class A	493,520	5,917,305
Omnicom Group, Inc.	68,527	2,642,401
Scripps Networks Interactive, Inc. Class A	19,319	701,473
The DIRECTV Group, Inc. (a)	124,079	3,247,147
The New York Times Co. Class A (d)	25,034	357,736
The Walt Disney Co.	403,341	12,378,535
Time Warner, Inc.	770,135	10,096,470
Viacom, Inc. Class B (non-vtg.) (a)	133,467	3,315,320
Washington Post Co. Class B	1,288	717,107
		57,816,694
Multiline Retail - 0.8%
Big Lots, Inc. (a)	17,631	490,671
Dillard's, Inc. Class A (d)	12,298	145,116
Family Dollar Stores, Inc.	30,028	711,664
JCPenney Co., Inc.	47,737	1,591,552
Kohl's Corp. (a)	65,465	3,016,627
Macy's, Inc.	90,397	1,625,338
Nordstrom, Inc.	34,280	987,950
Sears Holdings Corp. (a)(d)	12,228	1,143,318
Target Corp.	162,215	7,956,646
		17,668,882
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A (d)	18,708	738,031
AutoNation, Inc. (a)(d)	23,164	260,363
AutoZone, Inc. (a)	8,979	1,107,470
Bed Bath & Beyond, Inc. (a)	55,976	1,758,206
Best Buy Co., Inc.	72,607	2,722,763
Gamestop Corp. Class A (a)	35,114	1,201,250
Gap, Inc.	100,927	1,794,482
Home Depot, Inc.	365,088	9,452,128
Limited Brands, Inc.	61,343	1,062,461
Lowe's Companies, Inc.	315,051	7,463,558
Office Depot, Inc. (a)	59,110	344,020
RadioShack Corp.	28,188	487,089
Sherwin-Williams Co.	21,209	1,212,306
Staples, Inc.	152,839	3,438,878
Tiffany & Co., Inc.	26,655	946,786
TJX Companies, Inc.	90,154	2,751,500
		36,741,291
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	72,414	1,813,247
Jones Apparel Group, Inc.	17,933	331,940
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Liz Claiborne, Inc.	20,372	$ 334,712
NIKE, Inc. Class B	84,333	5,641,878
Polo Ralph Lauren Corp. Class A	12,221	814,407
VF Corp.	18,728	1,447,862
		10,384,046
TOTAL CONSUMER DISCRETIONARY		185,498,341
CONSUMER STAPLES - 12.0%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	154,559	10,027,788
Brown-Forman Corp. Class B (non-vtg.)	16,864	1,211,004
Coca-Cola Enterprises, Inc.	68,160	1,143,043
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,665	894,131
Molson Coors Brewing Co. Class B	32,379	1,513,718
Pepsi Bottling Group, Inc.	29,357	856,344
PepsiCo, Inc.	336,512	23,983,210
The Coca-Cola Co.	427,301	22,595,677
		62,224,915
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	93,456	6,068,098
CVS Caremark Corp.	308,496	10,383,975
Kroger Co.	140,775	3,868,497
Safeway, Inc.	93,590	2,219,955
SUPERVALU, Inc.	45,656	990,735
Sysco Corp.	129,399	3,989,371
Wal-Mart Stores, Inc.	482,001	28,867,040
Walgreen Co.	212,778	6,587,607
Whole Foods Market, Inc. (d)	30,154	603,985
		63,579,263
Food Products - 1.7%
Archer Daniels Midland Co.	138,487	3,034,250
Campbell Soup Co.	45,519	1,757,033
ConAgra Foods, Inc.	97,376	1,894,937
Dean Foods Co. (a)	32,748	764,993
General Mills, Inc.	72,267	4,966,188
H.J. Heinz Co.	67,132	3,354,586
Hershey Co.	35,623	1,408,533
Kellogg Co.	53,825	3,019,583
Kraft Foods, Inc. Class A	326,322	10,687,046
McCormick & Co., Inc. (non-vtg.)	27,719	1,065,796
Sara Lee Corp.	151,839	1,917,727
Tyson Foods, Inc. Class A	64,494	770,058
Wm. Wrigley Jr. Co.	46,308	3,676,855
		38,317,585
Household Products - 2.8%
Clorox Co. (d)	29,683	1,860,827
Colgate-Palmolive Co.	108,708	8,191,148

	Shares	Value
Kimberly-Clark Corp.	89,251	$ 5,787,035
Procter & Gamble Co.	652,231	45,453,978
		61,292,988
Personal Products - 0.2%
Avon Products, Inc.	91,504	3,803,821
Estee Lauder Companies, Inc. Class A	24,680	1,231,779
		5,035,600
Tobacco - 1.6%
Altria Group, Inc.	442,743	8,784,021
Lorillard, Inc.	37,386	2,660,014
Philip Morris International, Inc.	443,061	21,311,234
Reynolds American, Inc.	36,540	1,776,575
UST, Inc.	31,716	2,110,383
		36,642,227
TOTAL CONSUMER STAPLES		267,092,578
ENERGY - 13.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	66,255	4,011,078
BJ Services Co.	63,229	1,209,571
Cameron International Corp. (a)	46,792	1,803,364
ENSCO International, Inc.	30,805	1,775,292
Halliburton Co.	188,486	6,105,062
Nabors Industries Ltd. (a)	60,220	1,500,682
National Oilwell Varco, Inc. (a)	89,717	4,506,485
Noble Corp.	57,850	2,539,615
Rowan Companies, Inc.	24,291	742,090
Schlumberger Ltd. (NY Shares)	257,856	20,135,975
Smith International, Inc.	46,429	2,722,597
Transocean, Inc. (a)	68,576	7,532,388
Weatherford International Ltd. (a)	146,307	3,678,158
		58,262,357
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	100,699	4,884,908
Apache Corp.	71,891	7,496,793
Cabot Oil & Gas Corp.	22,216	802,886
Chesapeake Energy Corp.	112,043	4,017,862
Chevron Corp.	441,612	36,424,158
ConocoPhillips	326,685	23,929,676
CONSOL Energy, Inc.	39,377	1,807,011
Devon Energy Corp.	94,966	8,660,899
El Paso Corp.	150,725	1,923,251
EOG Resources, Inc.	53,481	4,784,410
Exxon Mobil Corp.	1,116,461	86,704,349
Hess Corp.	60,840	4,993,747
Marathon Oil Corp.	151,660	6,046,684
Massey Energy Co.	18,178	648,409
Murphy Oil Corp.	40,934	2,625,507
Noble Energy, Inc. (d)	37,122	2,063,612
Occidental Petroleum Corp.	175,632	12,373,274
Peabody Energy Corp.	58,454	2,630,430
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	25,722	$ 1,344,746
Range Resources Corp.	33,339	1,429,243
Southwestern Energy Co. (a)	73,768	2,252,875
Spectra Energy Corp.	132,160	3,145,408
Sunoco, Inc.	25,120	893,770
Tesoro Corp. (d)	29,640	488,764
Valero Energy Corp.	112,454	3,407,356
Williams Companies, Inc.	123,869	2,929,502
XTO Energy, Inc.	118,079	5,493,035
		234,202,565
TOTAL ENERGY		292,464,922
FINANCIALS - 15.6%
Capital Markets - 2.8%
American Capital Ltd. (d)	44,496	1,135,093
Ameriprise Financial, Inc.	46,630	1,781,266
Bank of New York Mellon Corp.	246,350	8,026,083
Charles Schwab Corp.	200,526	5,213,676
E*TRADE Financial Corp. (a)(d)	115,478	323,338
Federated Investors, Inc. Class B (non-vtg.)	18,889	544,948
Franklin Resources, Inc.	32,731	2,884,583
Goldman Sachs Group, Inc.	93,387	11,953,536
Invesco Ltd.	83,135	1,744,172
Janus Capital Group, Inc.	34,352	834,067
Legg Mason, Inc.	30,468	1,159,612
Merrill Lynch & Co., Inc.	329,192	8,328,558
Morgan Stanley	238,385	5,482,855
Northern Trust Corp.	47,514	3,430,511
State Street Corp.	92,804	5,278,692
T. Rowe Price Group, Inc.	55,618	2,987,243
		61,108,233
Commercial Banks - 2.9%
BB&T Corp.	118,115	4,464,747
Comerica, Inc.	32,340	1,060,429
Fifth Third Bancorp	124,141	1,477,278
First Horizon National Corp. (d)	43,365	405,896
Huntington Bancshares, Inc.	78,705	628,853
KeyCorp	106,327	1,269,544
M&T Bank Corp. (d)	16,582	1,479,944
Marshall & Ilsley Corp.	55,767	1,123,705
National City Corp. (d)	163,623	286,340
PNC Financial Services Group, Inc.	74,481	5,563,731
Regions Financial Corp.	149,349	1,433,750
SunTrust Banks, Inc.	76,026	3,420,410
U.S. Bancorp, Delaware	374,457	13,487,941
Wachovia Corp. (d)	464,050	1,624,175

	Shares	Value
Wells Fargo & Co.	711,267	$ 26,693,851
Zions Bancorp (d)	24,650	953,955
		65,374,549
Consumer Finance - 0.7%
American Express Co.	249,212	8,829,581
Capital One Financial Corp.	80,766	4,119,066
Discover Financial Services	103,036	1,423,958
SLM Corp. (a)	100,446	1,239,504
		15,612,109
Diversified Financial Services - 4.9%
Bank of America Corp.	980,205	34,307,175
CIT Group, Inc. (d)	61,338	426,912
Citigroup, Inc.	1,170,498	24,006,914
CME Group, Inc.	14,422	5,357,917
IntercontinentalExchange, Inc. (a)	16,204	1,307,339
JPMorgan Chase & Co.	791,873	36,980,469
Leucadia National Corp.	38,037	1,728,401
Moody's Corp.	42,431	1,442,654
NYSE Euronext	57,177	2,240,195
		107,797,976
Insurance - 2.9%
AFLAC, Inc.	102,363	6,013,826
Allstate Corp.	116,401	5,368,414
American International Group, Inc.	577,971	1,924,643
Aon Corp.	59,686	2,683,483
Assurant, Inc.	25,492	1,402,060
Cincinnati Financial Corp.	34,904	992,670
Genworth Financial, Inc. Class A (non-vtg.)	93,090	801,505
Hartford Financial Services Group, Inc.	64,764	2,654,676
Lincoln National Corp.	55,206	2,363,369
Loews Corp.	77,834	3,073,665
Marsh & McLennan Companies, Inc.	110,248	3,501,476
MBIA, Inc. (d)	42,025	500,098
MetLife, Inc.	147,604	8,265,824
Principal Financial Group, Inc.	55,707	2,422,697
Progressive Corp.	145,211	2,526,671
Prudential Financial, Inc.	91,784	6,608,448
The Chubb Corp.	77,502	4,254,860
The Travelers Companies, Inc.	126,994	5,740,129
Torchmark Corp.	18,750	1,121,250
Unum Group	74,265	1,864,052
XL Capital Ltd. Class A	67,080	1,203,415
		65,287,231
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A	18,404	644,508
AvalonBay Communities, Inc.	16,561	1,629,934
Boston Properties, Inc.	25,754	2,412,120
Developers Diversified Realty Corp.	25,853	819,282
Equity Residential (SBI)	58,237	2,586,305
General Growth Properties, Inc.	48,912	738,571
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	54,091	$ 2,170,672
Host Hotels & Resorts, Inc.	111,661	1,483,975
Kimco Realty Corp.	48,811	1,803,078
Plum Creek Timber Co., Inc.	36,784	1,834,050
ProLogis Trust (d)	56,419	2,328,412
Public Storage	26,920	2,665,349
Simon Property Group, Inc. (d)	48,374	4,692,278
Vornado Realty Trust	29,440	2,677,568
		28,486,102
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	36,972	494,316
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	111,705	2,060,957
MGIC Investment Corp. (d)	26,884	188,995
Sovereign Bancorp, Inc.	116,814	461,415
		2,711,367
TOTAL FINANCIALS		346,871,883
HEALTH CARE - 12.9%
Biotechnology - 1.7%
Amgen, Inc. (a)	227,427	13,479,598
Biogen Idec, Inc. (a)	62,390	3,137,593
Celgene Corp. (a)	97,778	6,187,392
Genzyme Corp. (a)	57,747	4,671,155
Gilead Sciences, Inc. (a)	197,737	9,012,852
		36,488,590
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	134,917	8,854,603
Becton, Dickinson & Co.	52,355	4,202,012
Boston Scientific Corp. (a)	322,566	3,957,885
C.R. Bard, Inc.	21,353	2,025,759
Covidien Ltd.	107,864	5,798,769
Hospira, Inc. (a)	34,274	1,309,267
Intuitive Surgical, Inc. (a)	8,348	2,011,701
Medtronic, Inc.	242,528	12,150,653
St. Jude Medical, Inc. (a)	73,468	3,195,123
Stryker Corp.	53,177	3,312,927
Varian Medical Systems, Inc. (a)	26,836	1,533,141
Zimmer Holdings, Inc. (a)	48,414	3,125,608
		51,477,448
Health Care Providers & Services - 1.9%
Aetna, Inc.	101,371	3,660,507
AmerisourceBergen Corp.	34,061	1,282,397
Cardinal Health, Inc.	77,201	3,804,465
CIGNA Corp.	59,081	2,007,572
Coventry Health Care, Inc. (a)	31,838	1,036,327
DaVita, Inc. (a)	22,440	1,279,304
Express Scripts, Inc. (a)	53,013	3,913,420
Humana, Inc. (a)	36,304	1,495,725

	Shares	Value
Laboratory Corp. of America Holdings (a)	23,903	$ 1,661,259
McKesson Corp.	59,308	3,191,363
Medco Health Solutions, Inc. (a)	108,701	4,891,545
Patterson Companies, Inc. (a)	19,579	595,397
Quest Diagnostics, Inc.	33,975	1,755,488
Tenet Healthcare Corp. (a)	89,167	494,877
UnitedHealth Group, Inc.	261,735	6,645,452
WellPoint, Inc. (a)	109,912	5,140,584
		42,855,682
Health Care Technology - 0.0%
IMS Health, Inc.	39,093	739,249
Life Sciences Tools & Services - 0.4%
Applied Biosystems, Inc.	36,436	1,247,933
Millipore Corp. (a)	11,863	816,174
PerkinElmer, Inc.	25,689	641,454
Thermo Fisher Scientific, Inc. (a)	90,068	4,953,740
Waters Corp. (a)	21,277	1,237,896
		8,897,197
Pharmaceuticals - 6.6%
Abbott Laboratories	331,358	19,079,594
Allergan, Inc.	66,100	3,404,150
Barr Pharmaceuticals, Inc. (a)	23,393	1,527,563
Bristol-Myers Squibb Co.	425,522	8,872,134
Eli Lilly & Co.	215,063	9,469,224
Forest Laboratories, Inc. (a)	65,532	1,853,245
Johnson & Johnson	600,682	41,615,249
King Pharmaceuticals, Inc. (a)	52,984	507,587
Merck & Co., Inc.	460,529	14,534,295
Mylan, Inc. (a)(d)	65,451	747,450
Pfizer, Inc.	1,448,990	26,719,376
Schering-Plough Corp.	349,424	6,453,861
Watson Pharmaceuticals, Inc. (a)	22,454	639,939
Wyeth	286,623	10,587,854
		146,011,521
TOTAL HEALTH CARE		286,469,687
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	85,392	6,286,559
Goodrich Corp.	26,892	1,118,707
Honeywell International, Inc.	160,017	6,648,706
L-3 Communications Holdings, Inc.	26,100	2,566,152
Lockheed Martin Corp.	71,566	7,848,643
Northrop Grumman Corp.	72,552	4,392,298
Precision Castparts Corp.	29,953	2,359,697
Raytheon Co.	89,614	4,795,245
Rockwell Collins, Inc.	34,266	1,647,852
The Boeing Co.	159,117	9,125,360
United Technologies Corp.	207,290	12,449,837
		59,239,056
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	36,544	$ 1,862,282
Expeditors International of Washington, Inc.	45,797	1,595,567
FedEx Corp.	66,891	5,287,065
United Parcel Service, Inc. Class B	216,707	13,628,703
		22,373,617
Airlines - 0.1%
Southwest Airlines Co.	157,759	2,289,083
Building Products - 0.1%
Masco Corp.	77,383	1,388,251
Commercial Services & Supplies - 0.4%
Allied Waste Industries, Inc. (a)	72,842	809,275
Avery Dennison Corp.	22,889	1,018,103
Cintas Corp.	28,412	815,709
Pitney Bowes, Inc.	44,663	1,485,491
R.R. Donnelley & Sons Co.	45,139	1,107,260
Waste Management, Inc.	105,426	3,319,865
		8,555,703
Construction & Engineering - 0.2%
Fluor Corp.	38,477	2,143,169
Jacobs Engineering Group, Inc. (a)	26,314	1,429,113
		3,572,282
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	37,401	1,494,170
Emerson Electric Co.	166,790	6,803,364
Rockwell Automation, Inc.	31,294	1,168,518
		9,466,052
Industrial Conglomerates - 3.1%
3M Co.	150,249	10,263,509
General Electric Co.	2,138,348	54,527,874
Textron, Inc.	53,424	1,564,255
Tyco International Ltd.	102,064	3,574,281
		69,929,919
Machinery - 1.6%
Caterpillar, Inc.	130,845	7,798,362
Cummins, Inc.	43,572	1,904,968
Danaher Corp.	54,845	3,806,243
Deere & Co.	91,786	4,543,407
Dover Corp.	40,378	1,637,328
Eaton Corp.	35,726	2,007,087
Illinois Tool Works, Inc.	85,962	3,821,011
Ingersoll-Rand Co. Ltd. Class A	68,468	2,134,148
ITT Corp.	39,067	2,172,516
Manitowoc Co., Inc.	28,003	435,447
PACCAR, Inc.	78,102	2,982,715
Pall Corp.	25,768	886,162
Parker Hannifin Corp.	36,032	1,909,696
Terex Corp. (a)	20,894	637,685
		36,676,775

	Shares	Value
Professional Services - 0.1%
Equifax, Inc.	27,567	$ 949,683
Monster Worldwide, Inc. (a)	26,649	397,337
Robert Half International, Inc.	33,514	829,472
		2,176,492
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	60,704	5,610,871
CSX Corp.	87,623	4,781,587
Norfolk Southern Corp.	80,649	5,339,770
Ryder System, Inc.	12,134	752,308
Union Pacific Corp.	109,447	7,788,249
		24,272,785
Trading Companies & Distributors - 0.1%
Fastenal Co.	27,777	1,371,906
W.W. Grainger, Inc.	13,929	1,211,405
		2,583,311
TOTAL INDUSTRIALS		242,523,326
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 2.6%
Ciena Corp. (a)	19,414	195,693
Cisco Systems, Inc. (a)	1,269,750	28,645,560
Corning, Inc.	339,175	5,304,697
Harris Corp.	28,846	1,332,685
JDS Uniphase Corp. (a)(d)	46,081	389,845
Juniper Networks, Inc. (a)	116,834	2,461,692
Motorola, Inc.	486,948	3,476,809
QUALCOMM, Inc.	352,728	15,156,722
Tellabs, Inc. (a)	85,459	346,964
		57,310,667
Computers & Peripherals - 4.4%
Apple, Inc. (a)	190,421	21,643,251
Dell, Inc. (a)	374,648	6,174,199
EMC Corp. (a)	445,063	5,322,953
Hewlett-Packard Co.	526,439	24,342,539
International Business Machines Corp.	291,226	34,061,793
Lexmark International, Inc. Class A (a)	18,910	615,899
NetApp, Inc. (a)	70,374	1,282,918
QLogic Corp. (a)	28,198	433,121
SanDisk Corp. (a)	48,366	945,555
Sun Microsystems, Inc. (a)	161,848	1,230,045
Teradata Corp. (a)	38,369	748,196
		96,800,469
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)	76,854	2,279,490
Amphenol Corp. Class A	38,004	1,525,481
Jabil Circuit, Inc.	45,147	430,702
Molex, Inc.	30,667	688,474
Tyco Electronics Ltd.	101,524	2,808,154
		7,732,301
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	36,352	$ 633,979
eBay, Inc. (a)	234,829	5,255,473
Google, Inc. Class A (sub. vtg.) (a)	51,369	20,574,312
VeriSign, Inc. (a)(d)	41,531	1,083,128
Yahoo!, Inc. (a)	297,877	5,153,272
		32,700,164
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	20,909	1,058,623
Automatic Data Processing, Inc.	109,381	4,676,038
Cognizant Technology Solutions Corp. Class A (a)	62,685	1,431,099
Computer Sciences Corp. (a)	32,531	1,307,421
Convergys Corp. (a)	26,185	387,014
Fidelity National Information Services, Inc.	40,781	752,817
Fiserv, Inc. (a)	35,260	1,668,503
MasterCard, Inc. Class A	15,549	2,757,304
Paychex, Inc.	68,967	2,277,980
The Western Union Co.	156,729	3,866,504
Total System Services, Inc.	42,492	696,869
Unisys Corp. (a)	77,289	212,545
		21,092,717
Office Electronics - 0.1%
Xerox Corp.	187,488	2,161,737
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)(d)	130,517	685,214
Altera Corp.	64,660	1,337,169
Analog Devices, Inc.	62,432	1,645,083
Applied Materials, Inc.	288,393	4,363,386
Broadcom Corp. Class A (a)	94,869	1,767,409
Intel Corp.	1,208,460	22,634,456
KLA-Tencor Corp.	37,235	1,178,488
Linear Technology Corp.	47,617	1,459,937
LSI Corp. (a)(d)	138,348	741,545
MEMC Electronic Materials, Inc. (a)	48,556	1,372,193
Microchip Technology, Inc. (d)	39,578	1,164,781
Micron Technology, Inc. (a)(d)	163,587	662,527
National Semiconductor Corp.	41,909	721,254
Novellus Systems, Inc. (a)(d)	21,312	418,568
NVIDIA Corp. (a)	119,638	1,281,323
Teradyne, Inc. (a)	36,298	283,487
Texas Instruments, Inc.	281,775	6,058,163
Xilinx, Inc. (d)	59,423	1,393,469
		49,168,452
Software - 3.7%
Adobe Systems, Inc. (a)	114,022	4,500,448
Autodesk, Inc. (a)	48,354	1,622,277
BMC Software, Inc. (a)	40,847	1,169,450
CA, Inc.	84,664	1,689,893

	Shares	Value
Citrix Systems, Inc. (a)	39,203	$ 990,268
Compuware Corp. (a)	54,790	530,915
Electronic Arts, Inc. (a)	68,531	2,534,962
Intuit, Inc. (a)	69,001	2,181,122
Microsoft Corp.	1,687,814	45,047,756
Novell, Inc. (a)	74,212	381,450
Oracle Corp. (a)	842,276	17,106,626
Salesforce.com, Inc. (a)	22,368	1,082,611
Symantec Corp. (a)	180,367	3,531,586
		82,369,364
TOTAL INFORMATION TECHNOLOGY		349,335,871
MATERIALS - 3.3%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	45,534	3,118,624
Ashland, Inc.	12,189	356,406
CF Industries Holdings, Inc.	12,143	1,110,599
Dow Chemical Co.	198,824	6,318,627
E.I. du Pont de Nemours & Co.	193,922	7,815,057
Eastman Chemical Co.	16,421	904,140
Ecolab, Inc.	37,737	1,830,999
Hercules, Inc.	24,228	479,472
International Flavors & Fragrances, Inc.	16,887	666,361
Monsanto Co.	118,224	11,701,812
PPG Industries, Inc.	35,279	2,057,471
Praxair, Inc.	67,707	4,857,300
Rohm & Haas Co.	26,622	1,863,540
Sigma Aldrich Corp.	27,078	1,419,429
		44,499,837
Construction Materials - 0.1%
Vulcan Materials Co. (d)	23,609	1,758,871
Containers & Packaging - 0.1%
Ball Corp.	20,782	820,681
Bemis Co., Inc.	21,421	561,444
Pactiv Corp. (a)	28,141	698,741
Sealed Air Corp.	33,981	747,242
		2,828,108
Metals & Mining - 0.8%
AK Steel Holding Corp.	24,118	625,139
Alcoa, Inc.	174,841	3,947,910
Allegheny Technologies, Inc.	21,557	637,009
Freeport-McMoRan Copper & Gold, Inc. Class B	82,532	4,691,944
Newmont Mining Corp.	98,164	3,804,837
Nucor Corp.	68,048	2,687,896
Titanium Metals Corp. (d)	18,292	207,431
United States Steel Corp.	25,254	1,959,963
		18,562,129
Paper & Forest Products - 0.3%
International Paper Co.	91,903	2,406,021
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	36,716	$ 855,850
Weyerhaeuser Co.	45,415	2,751,241
		6,013,112
TOTAL MATERIALS		73,662,057
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,266,712	35,366,599
CenturyTel, Inc.	22,000	806,300
Embarq Corp.	30,633	1,242,168
Frontier Communications Corp.	67,915	781,023
Qwest Communications International, Inc. (d)	319,056	1,030,551
Verizon Communications, Inc.	612,126	19,643,123
Windstream Corp.	94,495	1,033,775
		59,903,539
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	84,679	3,045,904
Sprint Nextel Corp.	613,514	3,742,435
		6,788,339
TOTAL TELECOMMUNICATION SERVICES		66,691,878
UTILITIES - 3.5%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	36,297	1,334,641
American Electric Power Co., Inc.	86,467	3,201,873
Duke Energy Corp.	271,892	4,739,078
Edison International	70,034	2,794,357
Entergy Corp.	41,180	3,665,432
Exelon Corp.	141,295	8,847,893
FirstEnergy Corp.	65,525	4,389,520
FPL Group, Inc.	87,806	4,416,642
Pepco Holdings, Inc.	43,369	993,584
Pinnacle West Capital Corp.	21,654	745,114
PPL Corp.	80,497	2,979,999
Progress Energy, Inc.	56,315	2,428,866
Southern Co.	165,553	6,239,693
		46,776,692
Gas Utilities - 0.1%
Nicor, Inc.	9,704	430,372
Questar Corp.	37,269	1,525,047
		1,955,419
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	144,608	1,690,468
Constellation Energy Group, Inc.	38,333	931,492
Dynegy, Inc. Class A (a)	108,669	389,035
		3,010,995

	Shares	Value
Multi-Utilities - 1.2%
Ameren Corp.	45,185	$ 1,763,571
CenterPoint Energy, Inc.	73,475	1,070,531
CMS Energy Corp.	48,425	603,860
Consolidated Edison, Inc.	58,723	2,522,740
Dominion Resources, Inc.	124,659	5,332,912
DTE Energy Co.	35,057	1,406,487
Integrys Energy Group, Inc.	16,428	820,414
NiSource, Inc.	58,946	870,043
PG&E Corp.	77,072	2,886,346
Public Service Enterprise Group, Inc.	109,298	3,583,881
Sempra Energy	52,960	2,672,891
TECO Energy, Inc. (d)	45,728	719,301
Xcel Energy, Inc.	95,869	1,916,421
		26,169,398
TOTAL UTILITIES		77,912,504
TOTAL COMMON STOCKS (Cost $1,418,175,235)		2,188,523,047
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.77% to 1.56% 12/26/08 to 4/2/09 (e) (Cost $4,174,641)	$ 4,200,000	4,174,481
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.92% (b)	7,337,032	7,337,032
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	32,514,994	32,514,994
TOTAL MONEY MARKET FUNDS (Cost $39,852,026)		39,852,026
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,462,201,902)	2,232,549,554
NET OTHER ASSETS - (0.5)%	(11,243,392)
NET ASSETS - 100%	$ 2,221,306,162
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
116 CME S&P 500 Index Contracts	Dec. 2008	$ 33,854,600	$ (134,383)
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,197,074.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 568,366
Fidelity Securities Lending Cash Central Fund	512,689
Total	$ 1,081,055
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,232,549,554	$ 2,228,375,073	$ 4,174,481	$ -
Other Financial Instruments*	$ (134,383)	$ (134,383)	$ -	$ -
*Other financial instruments include Futures Contracts.
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $1,468,079,128. Net unrealized appreciation aggregated $764,470,426, of which $1,012,052,653 related to appreciated investment securities and $247,582,227 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008